                               NEW COVENANT FUNDS

                            NEW COVENANT GROWTH FUND
                            NEW COVENANT INCOME FUND
                        NEW COVENANT BALANCED GROWTH FUND
                        NEW COVENANT BALANCED INCOME FUND

                       SUPPLEMENT DATED FEBRUARY 24, 2005
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2004

THE FOLLOWING INFORMATION SUPERSEDES ANY INFORMATION TO THE CONTRARY RELATING TO THE SERIES (THE "FUNDS") OF THE NEW COVENANT FUNDS (THE "TRUST") CONTAINED IN THE FUNDS' PROSPECTUS DATED NOVEMBER 1, 2004.

                         ANNUAL FUND OPERATING EXPENSES*

All Funds (expenses that are deducted from Fund assets)

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FUND NAME       MANAGEMENT       SHAREHOLDER       DISTRIBUTION     OTHER       TOTAL ANNUAL  FEE                TOTAL ANNUAL
                FEES(4)          SERVICES FEES     (12B-1) FEES     EXPENSES    OPERATING     WAIVER/EXPENSE     OPERATING
                                                                                EXPENSES      REIMBURSEMENT      EXPENSES
                                                                                BEFORE FEE                       AFTER WAIVER
                                                                                WAIVER (1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Growth Fund      0.99%              0.25%              None          0.15%         1.39%          0.25%             1.13%(3)
-------------------------------------------------------------------------------------------------------------------------------
Income Fund      0.75%              0.25%              None          0.11%         1.11%          0.25%             0.86%
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Balanced         None               0.25%              None          0.15%         1.42%          0.25%             1.17%
Growth Fund
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Balanced         None               0.25%              None          0.18%         1.38%          0.25%             1.13%
Income Fund
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

* The expense information in the table has been restated to reflect current fee and expense arrangements for the Funds.

(1) The Advisor has entered into a contractual expense limitation agreement with respect to both the Growth Fund and the Income Fund for the current fiscal year pursuant to which the Advisor has agreed to waive the investment advisory fees payable to it by each of the Growth Fund and the Income Fund to the extent of the Shareholder Services Fees paid by these Funds in order to limit the Total Annual Operating Expenses of the Funds.

(2) The Advisor has entered into a contractual expense limitation agreement with respect to both the Balanced Growth Fund and the Balanced Income Fund pursuant to which the Advisor has agreed, until June 30, 2005 to reimburse the Balanced Growth Fund and the Balanced Income Fund to the extent of the Shareholder Services Fees paid by these Funds in order to limit the Total Annual Operating Expenses of the Funds.

(3) The Growth Fund directs certain portfolio trades to brokers who pay a portion of the Fund's expenses. The Growth Fund's expenses were reduced by 0.01% during the Fund's most recent fiscal year under these arrangements.

(4) The BALANCED FUNDS invest their assets primarily in the GROWTH FUND and the INCOME FUND. By investing primarily in shares of these Funds, shareholders of the BALANCED FUNDS indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the BALANCED FUNDS may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the GROWTH FUND and INCOME FUND. The fees and expenses included in this table for the two BALANCED FUNDS include both (a) their own respective fees and expenses, and (b) their respective pro-rata share of the fees and expenses of the Funds in which each BALANCED FUND invests. Total fees and expenses borne by investors in a BALANCED FUND will depend on the portion of the Fund's assets invested in the GROWTH FUND and in the INCOME FUND.